Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of treasury share
(1)	Treasury shares as of December 31, 2023 and 2022 are as follows:

(In millions of won, except for the number of shares)
	December 31, 2023		December 31, 2022
Number of shares		6,133,414	801,091
Acquisition cost	~~W~~	301,981	36,702

Summary of changes in treasury shares
(2)	Changes in treasury shares for the years ended December 31, 2023 and 2022 are as follows:

(In shares)
	2023	2022
Treasury shares as of January 1	801,091	1,250,992
Acquisition (*1)	5,773,410	—
Disposal (*2)	(441,087)	(449,901)

Treasury shares as of December 31	6,133,414	801,091

(*1)	The Parent Company acquired 5,773,410 of its treasury shares for ~~W~~ 285,487 million in an effort to increase shareholder value by stabilizing its stock price for the year ended December 31, 2023.
(*2)
The Parent Company distributed 441,087 treasury shares (acquisition cost:
~~W~~
20,208 million) as bonus payment to the employees, resulting in gain on disposal of treasury shares of
~~W~~
212 million for the year ended December 31, 2023. Also, the Parent Company distributed 449,901 treasury shares (acquisition cost:
~~W~~
20,612 million) as bonus payment to the employees, resulting in gain on disposal of treasury shares of
~~W~~
4,813 million for the yea
r e
nded December 31, 2022.